Related Parties - Additional Information (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Impairment of receivables in connection with amounts owed by related parties	$ 0	$ 0	$ 0
Members of the audit and corporate practices committee [member]
Disclosure of transactions between related parties [line items]
Compensation paid	6,244
Directors and other key management personnel [member]
Disclosure of transactions between related parties [line items]
Compensation paid	$ 98,280